ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

Organization
The Company was incorporated in the Province of British Columbia, Canada on June 16, 1995.  The Company is in the business of mineral exploration. The address of the Company's corporate office and principal place of business is Suite 614 – 475 Howe Street, Vancouver, British Columbia, V6C 2B3.  The Company's shares are publicly traded on the Over-The-Counter Bulletin Board in the United States. The Company is a reporting issuer in both the United States and in British Columbia.

Exploration Stage Activities
The Company has not produced any revenues from its principal business or commenced significant commercial operations and is considered an exploration stage company as defined by SEC Guide 7 with reference to Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) topic 915.  In the exploration stage, management devotes most of its activities to conducting exploratory programs and developing business plans.

Going Concern Uncertainty
The accompanying financial statements have been prepared assuming the Company will continue as a going concern.  This contemplates that assets will be realized and liabilities and commitments satisfied in the normal course of business.  The Company has accumulated a net loss of $17,011,779 since its inception. There is a working capital deficiency of $169,900 and the Company has no sources of operating revenue.  The continuance of the Company is dependent upon its ability to obtain additional financing as needed to pursue new business opportunities and ultimately upon generating profitable operations from its mineral property exploration and development activities.  These conditions raise substantial doubt about the Company's ability to continue as a going concern.  Management has plans to seek additional capital through private placements of its common stock and loans from related parties to fund expenditures for the next year.  Although there are no assurances that management's plans will be realized, management believes that the Company will be able to continue operations in the future.  The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event the Company cannot continue as a going concern.